CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	£ (10,338)	£ (25,178)	£ 1,230
Changes in amounts due from fellow Lloyds Banking Group undertakings	4,827	810	8,412
Change in derivative financial instruments and financial assets at fair value through profit or loss	40,137	9,285	(13,954)
Change in other operating assets	(442)	(650)	1,012
Change in operating assets	34,184	(15,733)	(3,300)
The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	(992)	(2,832)	(2,917)
Changes in amounts due from fellow Lloyds Banking Group undertakings	9,875	(23,861)	(14,211)
Change in derivative financial instruments and financial assets at fair value through profit or loss	37,356	15,459	(2,014)
Change in other operating assets	295	69	69
Change in operating assets	£ 46,534	£ (11,165)	£ (19,073)